Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) Plan shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan			2
UnrecognizedAllocatedShareBasedCompensationExpenses | $	$ 47,999		$ 47,999
Liability decreased | $			1,966
Liability for share-based compensation - current | $	2,428		2,428		$ 4,394
Share-based compensation | $	$ 5,895	$ 12,690	$ 24,811	$ 35,015
Common Stock, Shares Authorized	1,600,000,000		1,600,000,000		1,600,000,000
Preferred stock, shares authorized	233,333,333		233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, number of shares Granted	0	0	0	0
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized	15,209,712		15,209,712
2021 Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period compensation is expected			3 years
Contractual Life			10 years
Share-based payment award, number of shares Granted	166,666		166,666
Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted Stock Percentage			25.00%
StockIssuedDuringPeriodSharesTreasuryStockReissued	23,858		70,643
Twenty Eighteen And Twenty Twenty One Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 5,895	$ 12,690	$ 24,811	$ 35,015
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			0.00%
Award Vesting Period			1 year
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			200.00%
Award Vesting Period			3 years
Maximum | Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized	2,083,333		2,083,333